Employee benefits - Summary of Defined Benefit Pension Plans (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Defined benefit obligation	€ 10,412	€ 11,456
Fair value of plan assets	(10,215)	(9,365)
Net defined benefit liability	€ 197	€ 2,091